               PROSPECTUS SUPPLEMENT DATED SEPTEMBER 29, 2006*
              TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2006:

PRODUCT NAME                                                PROSPECTUS FORM #
------------                                                -----------------

RIVERSOURCE FLEXCHOICE SELECT(SM) VARIABLE ANNUITY               45307 E

RIVERSOURCE INNOVATIONS SELECT(SM) VARIABLE ANNUITY              45304 E

RIVERSOURCE SIGNATURE SELECT(SM) VARIABLE ANNUITY                45300 E

RIVERSOURCE SIGNATURE ONE SELECT(SM) VARIABLE ANNUITY            45301 E

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

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FUND NAME                    INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISOR

------------------------------------------------------------------------------------------------------
RiverSource Variable         Long-term growth of capital. Invests            RiverSource Investments,
Portfolio - Select Value     primarily in common stocks, preferred           adviser; Systematic
Fund                         stocks and securities convertible into          Financial Management,
                             common stocks that are listed on a              L.P. and WEDGE Capital
                             nationally recognized securities                Management L.L.P.,
                             exchange or traded on the NASDAQ                subadvisers.
                             National Market System of the
                             National Association of Securities
                             Dealers. The Fund invests in mid-cap
                             companies as well as companies with
                             larger and smaller market
                             capitalizations.
















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



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
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45307-7 A (9/06)

* Valid until next prospectus update